Common Stock (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Class of Stock [Line Items]
Par Value, Beginning Balance (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001
Issuance of stock, Gross Proceeds (in dollars)				$ 1,112,304		$ 13,750
Beginning Balance		$ 533		266
Issuance of common stock for services		37,500		544,630		880,373
Stock Options exercised, Par Value (in dollars)						19,265
Stock warrants exercised						0
Ending Balance		$ 534		$ 533		$ 266
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)		5,325,850		2,663,544		2,617,709
Issuance of stock, Shares issued (in shares)		6,000		80,217		44,494	[1]
Stock Options exercised, Shares issued (in shares)	[2]					1,000
Stock warrants exercised, Shares issued (in shares)	[3]					341
Balance (in shares)		5,342,821		5,325,850		2,663,544
Par Value, Beginning Balance (in dollars per share)				$ 0.0001		$ 0.0001
Issuance of stock, Par Value (in dollars per share)	[1]			0.0001
Stock Options exercised, Par Value (in dollars per share)	[2]			0.0001		0.55
Stock warrants exercised, Par Value (in dollars per share)	[3]			$ 0.0001		$ 1.77
Price Per Share, Beginning Balance (in dollars per share)						Various
Issuance of stock, Price Per Share (in dollars per share)	[1]					Various
Gross Proceeds, Beginning Balance (in dollars)		$ 58,393,786		$ 53,708,521		$ 53,694,771
Issuance of stock, Gross Proceeds (in dollars)	[1]					0
Stock Options exercised, Gross Proceeds (in dollars)	[2]					13,750
Stock warrants exercised, Gross Proceeds (in dollars)	[3]					0
Gross Proceeds, Ending Balance (in dollars)		58,393,786		58,393,786		53,708,521
Value of Services Obtained, Beginning Balance (in dollars)		2,359,303		1,814,673		829,132
Issuance of stock, Value of Services Obtained (in dollars)	[1]					985,541
Stock Options exercised, Value of Services Obtained (in dollars)	[2]					0
Stock warrants exercised, Value of Services Obtained (in dollars)	[3]					0
Value of Services Obtained, Ending Balance (in dollars)		2,438,195		2,359,303		1,814,673
Beginning Balance		533		266		262
Issuance of common stock for services		1		8		4	[1]
Stock Options exercised, Par Value (in dollars)	[2]					0
Stock warrants exercised	[3]					0
Ending Balance		534		533		266
Additional Paid in Capital, Beginning Balance (in dollars)		60,752,561	[4],[5]	55,522,928	[4],[6]	54,523,641	[6]
Issuance of stock, Additional Paid in Capital (in dollars)	[1],[6]					985,537
Stock Options exercised, Additional Paid in Capital (in dollars)	[2],[6]					13,750
Stock warrants exercised, Additional Paid in Capital (in dollars)	[3],[6]					0
Additional Paid in Capital, Ending Balance (in dollars)		$ 60,819,046	[5]	$ 60,752,561	[4],[5]	$ 55,522,928	[4],[6]
Issuance of stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)		4,348	[7]	522,042	[8]
Issuance of stock, Par Value (in dollars per share)	[8]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[8]			$ 6.25
Stock Options exercised, Price Per Share (in dollars per share)	[7]	$ 6.25
Issuance of stock, Gross Proceeds (in dollars)	[7]	$ 0
Stock Options exercised, Gross Proceeds (in dollars)	[8]			$ 3,262,765
Issuance of stock, Value of Services Obtained (in dollars)	[7]	0
Stock Options exercised, Value of Services Obtained (in dollars)	[8]			0
Issuance of common stock for services		0	[7]	52	[8]
Issuance of stock, Additional Paid in Capital (in dollars)		$ 0	[5]	$ 3,262,713	[4],[8]
Issuance of stock 1 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)		6,623	[9]	1,211,461	[10]
Issuance of stock, Par Value (in dollars per share)	[10]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[10]			$ 6.25
Stock Options exercised, Price Per Share (in dollars per share)	[9]	$ 6.25
Issuance of stock, Gross Proceeds (in dollars)	[9]	$ 0
Stock Options exercised, Gross Proceeds (in dollars)	[10]			$ 0
Issuance of stock, Value of Services Obtained (in dollars)	[9]	41,393
Stock Options exercised, Value of Services Obtained (in dollars)	[10]			0
Issuance of common stock for services		0	[9]	121	[10]
Issuance of stock, Additional Paid in Capital (in dollars)		$ 41,393	[5],[9]	$ (121)	[4],[10]
Issuance of stock 2 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)		6,000	[11]	620,986	[12]
Issuance of stock, Par Value (in dollars per share)	[12]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[12]			$ 6.25
Stock Options exercised, Price Per Share (in dollars per share)	[11]	$ 6.25
Issuance of stock, Gross Proceeds (in dollars)	[11]	$ 0
Stock Options exercised, Gross Proceeds (in dollars)	[12]			$ 0
Issuance of stock, Value of Services Obtained (in dollars)	[11]	37,499
Stock Options exercised, Value of Services Obtained (in dollars)	[12]			0
Issuance of common stock for services		1	[11]	63	[12]
Issuance of stock, Additional Paid in Capital (in dollars)		$ 37,500	[5],[11]	$ (63)	[4],[12]
Issuance of stock 3 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)	[13]			45,381
Issuance of stock, Par Value (in dollars per share)	[13]			$ 0.0001
Stock Options exercised, Gross Proceeds (in dollars)	[13]			$ 0
Stock Options exercised, Value of Services Obtained (in dollars)	[13]			319,630
Issuance of common stock for services	[13]			5
Issuance of stock, Additional Paid in Capital (in dollars)	[4],[13]			$ 319,521
Issuance of stock 4 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)	[14]			3,636
Issuance of stock, Par Value (in dollars per share)	[14]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[14]			$ 8.25
Stock Options exercised, Gross Proceeds (in dollars)	[14]			$ 0
Stock Options exercised, Value of Services Obtained (in dollars)	[14]			30,000
Issuance of common stock for services	[14]			0
Issuance of stock, Additional Paid in Capital (in dollars)	[4],[14]			$ 30,000
Issuance of stock 5 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)	[15]			31,200
Issuance of stock, Par Value (in dollars per share)	[15]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[15]			$ 6.25
Stock Options exercised, Gross Proceeds (in dollars)	[15]			$ 0
Stock Options exercised, Value of Services Obtained (in dollars)	[15]			195,000
Issuance of common stock for services	[15]			3
Issuance of stock, Additional Paid in Capital (in dollars)	[4],[15]			$ 194,997
Issuance Of Stock 6 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)	[16]			227,600
Issuance of stock, Par Value (in dollars per share)	[16]			$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	[16]			$ 6.25
Stock Options exercised, Gross Proceeds (in dollars)	[16]			$ 1,422,500
Stock Options exercised, Value of Services Obtained (in dollars)	[16]			0
Issuance of common stock for services	[16]			23
Issuance of stock, Additional Paid in Capital (in dollars)	[4],[16]			$ 1,422,477

[1]	Shares issued for services performed and does not contain an anti-dilution provision
[2]	Shares issued for exercised stock options and does not contain an anti-dilution provision
[3]	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision
[4]	Balance does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[5]	Does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options
[6]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[7]	Does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options
[8]	Shares issued for conversion of an aggregate of $2,841,085 principal amount and $394,173 of accrued interest on promissory notes/convertible debenture and $27,506 of accounts payable. Shares do not contain an anti-dilution provision.
[9]	Issued for conversion of an aggregate of $33,333 of accrued interest on promissory notes and $8,060 of accounts payable; shares do not contain an anti-dilution provision
[10]	Conversion of preferred stock and accrued dividends into shares of Common Stock and contain an anti-dilution provision.
[11]	Issued to a consultant for services rendered; shares do not contain an anti-dilution provision
[12]	Shares issued under certain anti-dilution privileges.
[13]	Shares issued to consultants for services rendered. Shares do not contain anti-dilution provision.
[14]	Shares issued to a director as a commitment fee as part of Promissory Note. Shares do not contain anti-dilution provision.
[15]	Shares issued to directors for compensation for their service to the Company. Share do not contain anti-dilution provision.
[16]	Shares issued contain an anti-dilution provision that expire upon the earlier of 1 three years from date of issuance or 2 uplisting to a senior stock exchange.